Consolidated statement of changes in equity - USD ($) $ in Millions	Total	Share capital	Share premium	Accumulated losses	CRPS reserve	Other reserve	Share-based payment reserve	Foreign currency translation reserve	Equity (deficit) attributable to owners of the Company	Non- controlling interests
Beginning balance at Dec. 31, 2020	$ (6,294)		$ 140	$ (10,490)	$ 3,850	$ 0	$ 79	$ 22	$ (6,399)	$ 105
Loss for the period	(3,555)	$ 0	0	(3,449)	0	0	0	0	(3,449)	(106)
Other comprehensive loss
Exchange differences on translation of foreign operations	(42)	0	0	0	0	0	0	(41)	(41)	(1)
Defined benefit plan remeasurements	1	0	0	1	0	0	0	0	1	0
Investments and put liabilities at FVOCI - net change in fair value	0
Total other comprehensive loss	(41)	0	0	1	0	0	0	(41)	(40)	(1)
Total comprehensive loss for the period	(3,596)	0	0	(3,448)	0	0	0	(41)	(3,489)	(107)
Contributions by owners
Share options exercised/restricted stock units vested	46		97	0	0	0	(51)	0	46	0
Equity component of convertible redeemable preference shares ("CRPS")	27	0	0	0	27	0	0	0	27	0
Share-based payment	357	0	0	0	0	0	357	0	357	0
Issuance of ordinary shares upon Reverse Recapitalization (refer to Note 1 for definition), net of issuance costs	4,642		4,642	0	0	0	0	0	4,642	0
Conversion of CPRS into GHL ordinary shares as part of the Reverse Recapitalization	12,773		16,650	0	(3,877)	0	0	0	12,773	0
Total contributions by owners	17,845		21,389	0	(3,850)	0	306	0	17,845	0
Changes in ownership interests in subsidiaries
Changes in non-controlling interests without a loss of control	64	0	0	(464)	0	243	(3)	0	(224)	288
Total changes in ownership interests in subsidiaries	64		0	(464)	0	243	(3)	0	(224)	288
Total transactions with owners	17,909		21,389	(464)	(3,850)	243	303	0	17,621	288
Ending balance at Dec. 31, 2021	8,019		21,529	(14,402)	$ 0	243	382	(19)	7,733	286
Loss for the period	(1,740)	0	0	(1,683)		0	0	0	(1,683)	(57)
Other comprehensive loss
Exchange differences on translation of foreign operations	(42)	0	0	0		0	0	(48)	(48)	6
Defined benefit plan remeasurements	2	0	0	2		0	0	0	2	0
Investments and put liabilities at FVOCI - net change in fair value	(3)	0	0				0	0	(1)	(2)
Total other comprehensive loss	(43)	0	0	1			0	(48)	(47)	4
Total comprehensive loss for the period	(1,783)	0	0	(1,682)			0	(48)	(1,730)	(53)
Contributions by owners
Acquisition of subsidiary	(23)		46	0		(90)	0	0	(44)	21
Share options exercised/restricted stock units vested	8		286	0		0	(278)	0	8	0
Share-based payment	412	0	0	0		0	412	0	412	0
Total contributions by owners	397		332	0		(90)	134	0	376	21
Changes in ownership interests in subsidiaries
Changes in non-controlling interests without a loss of control	24		417	(193)		0	0	0	224	(200)
Total changes in ownership interests in subsidiaries	24		417	(193)		0	0	0	224	(200)
Total transactions with owners	421		749	(193)		(90)	134	0	600	(179)
Ending balance at Dec. 31, 2022	6,657		22,278	(16,277)		153	516	(67)	6,603	54
Loss for the period	(485)	0	0	(434)		0	0	0	(434)	(51)
Other comprehensive loss
Exchange differences on translation of foreign operations	7	0	0	0		0	0	(1)	(1)	8
Defined benefit plan remeasurements	2	0	0	2		0	0	0	2	0
Investments and put liabilities at FVOCI - net change in fair value	(24)	0	0	0		(15)	0	0	(15)	(9)
Total other comprehensive loss	(15)	0	0	2		(15)	0	(1)	(14)	(1)
Total comprehensive loss for the period	(500)	0	0	(432)		(15)	0	(1)	(448)	(52)
Contributions by owners
Share options exercised/restricted stock units vested	24		370	0		0	(346)	0	24	0
Share-based payment	304	0	0	0		0	304	0	304	0
Total contributions by owners	328	$ 0	370	0		0	(42)	0	328	0
Changes in ownership interests in subsidiaries
Changes in non-controlling interests without a loss of control	(17)		21	(55)		0	0	0	(34)	17
Total changes in ownership interests in subsidiaries	(17)		21	(55)		0	0	0	(34)	17
Total transactions with owners	311		391	(55)		0	(42)	0	294	17
Ending balance at Dec. 31, 2023	$ 6,468		$ 22,669	$ (16,764)		$ 138	$ 474	$ (68)	$ 6,449	$ 19